Sales revenues (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Summary of Sales Revenues

	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Diesel	15,387	18,164	7,082	10,681
Gasoline	7,469	8,034	3,775	4,309
Liquefied petroleum gas	1,880	2,623	951	1,437
Jet fuel	2,508	2,391	1,102	1,400
Naphtha	908	1,335	430	724
Fuel oil (including bunker fuel)	547	718	261	352
Other oil products	2,212	2,890	1,128	1,615
Subtotal oil products	30,911	36,155	14,729	20,518
Natural gas	2,955	3,684	1,429	1,961
Oil	2,715	4,443	1,365	2,682
Renewables and nitrogen products	46	161	25	95
Breakage	438	274	218	170
Electricity	263	402	153	109
Services, agency and others	525	545	281	307
Domestic market	37,853	45,664	18,200	25,842
Exports	11,172	14,924	4,431	8,189
Oil	8,456	10,404	2,909	5,593
Fuel oil (including bunker fuel)	2,363	4,161	1,329	2,276
Other oil products	353	358	193	320
Sales abroad (1)	725	1,305	348	672
Foreign market	11,897	16,228	4,779	8,861
Sales revenues	49,750	61,892	22,979	34,703

(1)	Sales revenues from operations outside of Brazil, including trading and excluding exports.

	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Domestic market	37,853	45,664	18,200	25,842
China	3,475	3,120	982	1,549
Americas (except United States)	2,654	3,832	1,231	2,166
Europe	2,046	3,314	698	2,059
Asia (except China and Singapore)	1,539	960	730	461
United States	1,305	2,352	742	1,217
Singapore	876	2,647	395	1,407
Others	2	3	1	2
Foreign market	11,897	16,228	4,779	8,861
Sales revenues	49,750	61,892	22,979	34,703